Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Aug. 05, 2025 USD ($) shares $ / shares	Mar. 14, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity grants made to the CEO or other Section 16 officers must be approved by the Board.

Timing of grants. Equity awards are discretionary and are generally granted to our named executive officers in connection with hiring, a promotion or subsequent to the Compensation Committee’s annual compensation review. Neither the Board nor the Compensation Committee take material nonpublic information into account when determining the timing and terms of equity awards. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Option exercise price. The exercise price of a newly granted option (i.e., not an option assumed or substituted in connection with an acquisition) is the closing price of the Company’s common stock on the Nasdaq stock market on the date of grant.

Except as set forth below, during 2025, no option was granted to an NEO within four business days before or one business day after the Company filed a Form 10-Q, Form 10-K, or filed or furnished a Form 8-K that discloses material nonpublic information.

					Percentage Change
					in the Closing Market
					Price of the Securities
					Underlying the Award
					Between the Trading
					Day Ending Immediately
					Prior to the Disclosure
					of Material Nonpublic
					Information and the
					Trading Day Beginning
		Number of	Exercise Price	Grant Date	Immediately Following
		Securities Underlying	of the	Fair Value of	Disclosure of Material
Name	Grant Date	the Award	Award ($/Sh)	the Award	Nonpublic Information
Jesse Hill	March 14, 2025	(1) 28,030	9.69	150,001	4.05%	(2)
	August 5, 2025	124,780	10.25	692,866	-4.79%

(1)	Mr. Hill was not an executive officer on the grant date.
(2)	With respect to those certain Current Reports on Form 8-K filed on behalf of the Company on March 14, 2025 and March 17, 2025.

Award Timing Method

Timing of grants. Equity awards are discretionary and are generally granted to our named executive officers in connection with hiring, a promotion or subsequent to the Compensation Committee’s annual compensation review. Neither the Board nor the Compensation Committee take material nonpublic information into account when determining the timing and terms of equity awards. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Neither the Board nor the Compensation Committee take material nonpublic information into account when determining the timing and terms of equity awards. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Except as set forth below, during 2025, no option was granted to an NEO within four business days before or one business day after the Company filed a Form 10-Q, Form 10-K, or filed or furnished a Form 8-K that discloses material nonpublic information.

					Percentage Change
					in the Closing Market
					Price of the Securities
					Underlying the Award
					Between the Trading
					Day Ending Immediately
					Prior to the Disclosure
					of Material Nonpublic
					Information and the
					Trading Day Beginning
		Number of	Exercise Price	Grant Date	Immediately Following
		Securities Underlying	of the	Fair Value of	Disclosure of Material
Name	Grant Date	the Award	Award ($/Sh)	the Award	Nonpublic Information
Jesse Hill	March 14, 2025	(1) 28,030	9.69	150,001	4.05%	(2)
	August 5, 2025	124,780	10.25	692,866	-4.79%

(1)	Mr. Hill was not an executive officer on the grant date.
(2)	With respect to those certain Current Reports on Form 8-K filed on behalf of the Company on March 14, 2025 and March 17, 2025.

Jesse Hill
Awards Close in Time to MNPI Disclosures
Name		Jesse Hill	Jesse Hill
Underlying Securities | shares		124,780	28,030
Exercise Price | $ / shares		$ 10.25	$ 9.69
Fair Value as of Grant Date | $		$ 692,866	$ 150,001
Underlying Security Market Price Change		(4.79)	4.05